Marketable securities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Disclosure of financial assets held for trading [text block]

	Average yield p.a. %	06/30/2026	12/31/2025
In local currency
Private funds	99.39% of CDI	504,284	526,526
Private Securities ("CDBs")	101.07% of CDI	6,772,875	7,045,434
Public Securities	IPCA + 6.14%	1,298,973	1,274,439
CDBs - Escrow Account (1)	99.61% of CDI	337,117	319,680
Public Securities - Instituto de Crédito Oficial (ICO)	12.30%	1,038,340	633,428
Other	TR + 6.00%	11,181	25,618
		9,962,770	9,825,125
Foreign currency
Time deposits (2)			421,291
Other		9,241	6,038
		9,241	427,329
		9,972,011	10,252,454

Current		9,623,714	9,932,774
Non-Current		348,297	319,680

(1)Refers to escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(2)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.